Cost of Products Sold - Schedule of Operating Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Expenses [Abstract]
Cost of products sold, amount				$ (47,029)
Cost of products sold, change value			$ 47,029		$ 9,568,585
Cost of products sold, change percentage	0.00%		(100.00%)		(100.00%)
Freight, amount				(1,587)
Freight, change value			$ 1,587		$ 875,084
Freight, change percentage	0.00%		(100.00%)		(100.00%)
Cost of products sold total, amount				$ (48,616)	$ (48,616)	$ (10,703,707)
Change in cost of products sold total, amount			$ 48,616
Change in cost of products sold total, percentage	0.00%		(100.00%)		(100.00%)